SHARE CAPITAL AND OTHER RESERVES - Information about share options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	3,621,666	3,463,333	1,093,333	716,663
Share options outstanding, Weighted average years to expiry	3 years 10 months 9 days
Share options exercisable, Number of share options exercisable | shares	2,211,666
Share options exercisable, Weighted average exercise price	$ 1.14
Total share-based compensation expense | $	$ 1,030,742	$ 515,133	$ 157,043
Total share-based compensation expense, expensed in the statement of loss | $	911,261	481,394	162,628
Total share-based compensation expense, capitalized to E&E assets | $	123,007	68,062	26,173
Warrants Issued - Consultants
Information about share options outstanding and exercisable
Total share-based compensation expense, expensed in the statement of loss | $	3,526	34,323	26,480
Share options
Information about share options outstanding and exercisable
Total share-based compensation expense, expensed in the statement of loss | $	$ 907,735	$ 447,071	$ 130,870
Exercise price range $0.51 - $1.00
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	3,055,003
Share options outstanding, Weighted average years to expiry	3 years 7 months 13 days
Share options exercisable, Number of share options exercisable | shares	1,645,003
Share options exercisable, Weighted average exercise price	$ 0.81
Exercise price range $0.51 - $1.00 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	0.51
Exercise price range $0.51 - $1.00 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 1
Exercise price range $2.01 - $2.50
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	566,663
Share options outstanding, Weighted average years to expiry	5 years 1 month 28 days
Share options exercisable, Number of share options exercisable | shares	566,663
Share options exercisable, Weighted average exercise price	$ 2.08
Exercise price range $2.01 - $2.50 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	2.01
Exercise price range $2.01 - $2.50 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 2.5